BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	12 Months Ended
Jun. 30, 2022
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Summary of fair values of the identifiable assets and liabilities

	RMB	U.S. Dollars
Cash	¥471,843	$70,448
Trade accounts receivable, net	831,049	124,079
Other receivables, net	144,285	21,542
Contract costs, net	75,250	11,235
Prepaid expenses	91,132	13,606
Property and equipment, net	118,130	17,637
Intercompany receivables*	6,850,000	1,022,736
Intangible assets- customer relationship	7,000,000	1,045,131
Goodwill	6,996,895	1,044,668
Trade accounts payable	(1,032,078)	(154,094)
Other payables	(1,273,182)	(190,092)
Other payable- related parties	(479,959)	(71,660)
Deferred revenue	(39,786)	(5,940)
Accrued payroll and employees’ welfare	(1,629,519)	(243,295)
Taxes payable	(64,253)	(9,593)
Deferred tax liability	(1,050,000)	(156,768)
Total	¥17,009,807	$2,539,640

Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	252,296
Fair value of previously held equity interest	30,530,000	4,558,266
Non-controlling interest	34,790,000	5,194,303
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,465,225)
Total	¥17,009,807	$2,539,640

*Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

Schedule of fair value of goodwill acquired and carrying value, customer relationship and its estimated useful lives

The identifiable goodwill acquired and the carrying value as of June 30, 2022 is as follows:

	Fair Value
	RMB	U.S. Dollars
Goodwill	¥6,996,895	$1,044,668
Less: impairment	(2,266,893)	(338,457)
The carrying value of goodwill as of June 30,2022	4,730,002	706,211

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives is as follows:

			Average
			Useful Life
	Fair Value		(in Years)
	RMB	U.S. Dollars
Intangible assets - customer relationship	¥7,000,000	$1,045,132	10
Less: accumulated amortization	(1,050,000)	(156,770)
Total intangible assets, net as of June 30,2022	¥5,950,000	$888,362